CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 28,711	$ 43,661
Short-term bank deposits	2,170	24
Available-for-sale marketable securities (Note 4)	1,241	2,857
Trade receivables (net of allowance for doubtful accounts of $ 2,276 and $ 1,927 at December 31, 2010 and 2011, respectively)	24,946	17,801
Other accounts receivable and prepaid expenses (Note 6)	6,401	4,029
Total current assets	63,469	68,372
LONG-TERM RECEIVABLES:
Severance pay fund	351	325
Other long-term receivables	3,824	2,141
Total long-term receivables	4,175	2,466
PROPERTY AND EQUIPMENT, NET (Note 7)	2,029	1,827
INTANGIBLE ASSETS, NET (Note 8)	25,848	14,661
GOODWILL (Note 9)	38,534	24,624
Assets, Total	134,055	111,950
LIABILITIES AND EQUITY
Short-term credit and current maturities of long-term loans (Note 10)	4	9
Trade payables	3,545	2,994
Accrued expenses and other accounts payable (Note 11)	15,748	12,810
Deferred tax liability	2,359	2,218
Deferred revenues	4,011	1,526
Total current liabilities	25,667	19,557
ACCRUED SEVERANCE PAY	1,087	536
NON CURRENT LIABILITIES:
Tax liability	296	0
Loans (Note 12)	9	2
Total non-current liabilities	305	2
LIABILITIES DUE TO ACQUISITION ACTIVITIES (Note 3)	1,350	2,990
COMMITMENTS AND CONTINGENCIES (Note 16)
EQUITY (Note 14):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2010 and 2011; Issued and Outstanding: 35,909,606 and 36,490,020 shares at December 31, 2010 and 2011, respectively	808	794
Additional paid-in capital	124,616	122,917
Accumulated other comprehensive income (loss)	(19)	447
Accumulated deficit	(20,249)	(35,293)
Stockholders' Equity Attributable to Parent, Total	105,156	88,865
Non-controlling interests	490	0
Total equity	105,646	88,865
Total liabilities and equity	$ 134,055	$ 111,950